ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 33,939	$ 32,754	$ 37,065
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	18,940	19,730	17,535
North America [Member]
Segment Reporting Information [Line Items]
Revenues	6,973	5,219	5,811
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	3,302	2,407	2,052
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	1,997	2,016	8,125
India [Member]
Segment Reporting Information [Line Items]
Revenues	2,239	2,362	3,100
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 488	$ 1,020	$ 442